UNITED STATES



SECURITIES AND EXCHANGE COMMISSION


Washington, D.C.  20549













Form 13F













FORM 13F COVER PAGE













Report for the Calendar Year or Quarter Ended:  March 31, 2013

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Check here if Amendment [   ]


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  This Amendment (check only one.):          [   ] is a restatement








                      [    ] adds new holdings entries


















Institutional Investment Manager Filing this Report:


















Name:
Del Mar Asset Management, LP







Address:
711 Fifth Avenue, 5th Floor
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New York, NY 10022
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Form 13F File Number:  028-11567




















The institutional investment manager filing this report and the person by whom it is signed hereby request that the person  signing the report is authorized to submit it, that all information contained herein is true, correct and complete,

and that  it is understood that all required items, statements, schedules,

lists,  and tables, are  considered integral parts of this form.







Person signing this report on behalf of Reporting Manager:

















Name:
Jeffrey Hwang
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Title:
Chief Operating Officer
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Phone:
212-328-7140
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Signature, Place and Date of Signing:



















?Jeffrey Hwang
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?New York, NY
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05/13/2013


[Signature]

[City, State]

[Date]













Report Type (Check only one.):











[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

















Number of Other Included Managers:
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0








Form 13F Information Table Entry Total:
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33








Form 13F Information Table Value Total:
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       $165,910





(thousands)
List of Other Included Managers:










NONE








































FORM 13F INFORMATION TABLE












COLUMN 1
COLUMN 2
COLUMN 3
COLUMN 4
COLUMN 5
COLUMN 6
COLUMN 7
COLUMN 8















VALUE
SHRS OR
SH/
PUT/
INVESTMENT
OTHER
VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(X$1000)
PRN AMT
PRN
CALL
DISCRETION
MANAGERS
SOLE
SHARED
NONE
ALPINE GLOBAL DYNAMIC DIVD F
COM
02082E106
100
20833
SH



X


ALPINE TOTAL DYNAMIC DIVID F
COM SBI
021060108
102
24844
SH



X


ARMOUR RESIDENTIAL REIT INC
*W EXP 11/07/201
042315119
22
681975
SH



X


AXIALL CORP
CALL
05463D900
6216
100000
SH
CALL


X


CACHE INC
COM NEW
127150308
1981
469400
SH



X


CELL THERAPEUTICS INC
COM NPV NEW 2012
150934883
23
20000
SH



X


CENTRAL EUROPE & RUSSIA FD I
COM
153436100
2333
71200
SH



X


ELAN PLC
ADR
284131208
942
79850
SH



X


FREEPORT-MCMORAN COPPER & GO
CALL
35671D857
8275
250000
SH
CALL


X


FRIENDFINDER NETWORKS INC
COM IPO
358453306
566
1048180
SH



X


GAMESTOP CORP NEW
PUT
36467W109
2797
100000
SH
PUT


X


GENERAL MTRS CO
*W EXP 07/10/201
37045V118
83143
4489367
SH



X


GENERAL MTRS CO
*W EXP 07/10/201
37045V126
5140
435000
SH



X


GLOBAL EAGLE ACQUISITION COR
*W EXP 05/13/201
37951D110
304
225000
SH



X


HOME DEPOT INC
COM
437076102
538
7716
SH



X


INDIA FD INC
COM
454089103
371
17468
SH



X


ISHARES INC
MSCI HONG KONG
464286871
298
15000
SH



X


KAYAK SOFTWARE CORP
CL A
486577109
1343
33600
SH



X


KOHLS CORP
CALL
500255104
4613
100000
SH
CALL


X


MENS WEARHOUSE INC
COM
587118100
334
10000
SH



X


NAVIOS MARITIME ACQUIS CORP
SHS
Y62159101
2
25720
SH



X


PARKERVISION INC
COM
701354102
18311
5016632
SH



X


ROPER INDS INC NEW
FRNT 1/1
776696AA4
5504
3495000
PRN



X


SAKS INC
CALL
79377W108
2868
250000
SH
CALL


X


SANOFI
RIGHT 12/31/2020
80105N113
89
50000
SH



X


SCG FINL ACQUISITION CORP
COM
78404K103
1437
144000
SH



X


SELECT SECTOR SPDR TR
SBI INT-UTILS
81369Y886
1369
35000
SH



X


SIX FLAGS ENTMT CORP NEW
COM
83001A102
381
5255
SH



X


VIACOM INC NEW
CL A
92553P102
404
6400
SH



X


WELLS FARGO & CO NEW
COM
949746101
2219
60000
SH



X


WELLS FARGO & CO NEW
CALL
949746101
5549
150000
SH
CALL


X


WELLS FARGO & CO NEW
PUT
949746101
5549
150000
SH
PUT


X


ZIONS BANCORPORATION
*W EXP 05/22/202
989701115
2791
563766
SH



X